VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2014
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET
VESSELS AND EQUIPMENT, NET

(in thousands of $)	June 30, 2014	December 31, 2013
Cost	1,488,475	1,360,605
Accumulated depreciation	(302,650)	(270,989)
Vessels and equipment, net	1,185,825	1,089,616

During the period, the Company acquired nine second hand container vessels at a total cost of $127.9 million.